UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21467

Salomon Brothers Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

FORM N-Q
JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

CORPORATE BONDS & NOTES — 16.1%
Advertising — 0.0%
$ 300,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (b)	$298,500

Aerospace/Defense — 0.0%
150,000	Goodrich Corp., Debentures, 7.500% due 4/15/08	159,827

Agriculture — 0.0%
75,000	Bunge Ltd. Finance Corp., Senior Note, 4.375% due 12/15/08	74,173
125,000	Cargill Inc., Notes, 6.250% due 5/1/06 (b)	126,971

	Total Agriculture	201,144

Apparel — 0.2%
	Levi Strauss & Co., Senior Notes:
150,000	8.254% due 4/1/12 (c)	150,750
800,000	9.750% due 1/15/15 (d)	844,000
300,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	323,250
300,000	VF Corp., Notes, 8.100% due 10/1/05	301,949

	Total Apparel	1,619,949

Auto Components — 0.0%
125,000	Johnson Controls Inc., Notes, 5.000% due 11/15/06	125,924

Auto Manufacturers — 0.3%
150,000	DaimlerChrysler North America Holding Corp., Notes, 6.400% due 5/15/06 (d)	152,423
	Ford Motor Co.:
250,000	Debentures, 6.625% due 10/1/28	195,666
1,675,000	Notes, 7.450% due 7/16/31 (d)	1,423,829
	General Motors Corp., Senior Debentures:
150,000	8.250% due 7/15/23 (d)	135,000
1,200,000	8.375% due 7/15/33 (d)	1,089,000

	Total Auto Manufacturers	2,995,918

Banks — 0.2%
125,000	American Express Centurion Bank, Notes, 3.507% due 7/19/07 (c)	125,213
380,000	Banesto Finance Ltd., 7.500% due 3/25/07	396,916
125,000	Bank of America Corp., Subordinated Notes, 6.375% due 2/15/08	130,617
250,000	Bank United Corp., Senior Notes, 8.875% due 5/1/07	266,445
300,000	Corporacion Andina de Fomento, Notes, 4.010% due 1/26/07 (c)	300,089
122,727	Fifth Third Bank, Notes, 2.870% due 8/10/09	118,376
200,000	SunTrust Bank, 4.550% due 5/25/09	195,707
150,000	Wells Fargo & Co., Notes, 3.512% due 3/23/07 (c)	150,151
100,000	Zions Bancorp., Senior Notes, 2.700% due 5/1/06	98,826

	Total Banks	1,782,340

Beverages — 0.1%
100,000	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	97,873
500,000	Constellation Brands Inc., Senior Subordinated Notes, Series B,
	8.125% due 1/15/12 (d)	537,500

	Total Beverages	635,373

Building Materials — 0.0%
100,000	Masco Corp., Notes, 6.750% due 3/15/06	101,533

Chemicals — 1.2%
500,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior
	Secured Notes, 9.000% due 7/15/14 (b)	519,375
1,000,000	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due
	8/15/11	1,100,000

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Chemicals (continued)
$ 1,000,000	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.625% due
	5/1/11	$1,120,000
650,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	652,437
1,000,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due
	7/1/09 (d)	1,037,500
500,000	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	536,250
1,000,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,138,750
1,116,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	1,222,020
600,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13 (d)	657,000
500,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	512,500
6,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	6,248
650,000	PQ Corp., Senior Subordinated Notes, 7.500% due 2/15/13 (b)	653,250
500,000	Resolution Performance Products Inc./RPP Capital Corp., Senior Secured
	Notes, 9.500% due 4/15/10	518,125
	Rhodia SA:
500,000	Senior Notes, 7.625% due 6/1/10 (d)	487,500
500,000	Senior Subordinated Notes, 8.875% due 6/1/11 (d)	487,500
325,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	354,656

	Total Chemicals	11,003,111

Commercial Services — 0.2%
100,000	Cendant Corp., Senior Notes, 6.875% due 8/15/06	102,450
450,000	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	437,062
350,000	Corrections Corp. of America, Senior Notes, 6.250% due 3/15/13 (d)	350,000
1,325,000	Iron Mountain Inc., Senior Subordinated Notes, 7.750% due 1/15/15	1,371,375

	Total Commercial Services	2,260,887

Computers — 0.1%
125,000	Hewlett-Packard Co., Serior Notes, 5.500% due 7/1/07	127,465
125,000	IBM Canada Credit Services Co., Senior Notes, 3.750% due 11/30/07 (b)	122,768
200,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	208,750

	Total Computers	458,983

Containers & Packaging — 0.1%
750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	761,250

Cosmetics/Personal Care — 0.1%
675,000	Del Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	550,125
500,000	Elizabeth Arden Inc., Senior Subordinated Notes, 7.750% due 1/15/14	530,625
150,000	Gillette Co., Notes, 3.500% due 10/15/07	147,354

	Total Cosmetics/Personal Care	1,228,104

Diversified Financial Services — 2.8%
1,000,000	Alamosa Delaware Inc., Senior Discount Notes, 10.290% due 7/31/09 (d)	1,121,250
125,000	Amvescap PLC, Senior Notes, 5.900% due 1/15/07	127,466
325,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due
	6/15/14	368,875
125,000	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07 (d)	127,382
75,000	Boeing Capital Corp., Senior Notes, 5.650% due 5/15/06 (d)	75,979
125,000	Capital One Bank, Notes, 5.750% due 9/15/10 (d)	130,215
125,000	CIT Group Inc., Senior Notes, 5.500% due 11/30/07	127,477
113,579	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.659% due
	11/30/07	113,381
125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due
	9/15/09	121,863
	Ford Motor Credit Co.:
200,000	Global Landmark Securities, 6.500% due 1/25/07	202,163
1,050,000	Notes, 7.000% due 10/1/13 (d)	1,021,655

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Diversified Financial Services (continued)
$ 125,000	General Electric Capital Corp., Medium-Term Notes, Series A, 3.504% due
	6/22/07 (c)	$125,174
	General Motors Acceptance Corp., Notes:
156,000	6.125% due 9/15/06 (d)	157,070
1,600,000	6.750% due 12/1/14 (d)	1,509,555
250,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated
	Notes, 8.750% due 3/15/12	271,562
125,000	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	129,628
125,000	International Lease Finance Corp., Notes, 5.750% due 10/15/06	126,822
125,000	John Deere Capital Corp., Medium-Term Notes, Series D, 4.400% due
	7/15/09	124,160
150,000	JPMorgan Chase & Co., Senior Notes, 5.350% due 3/1/07	152,326
150,000	Morgan Stanley, 5.800% due 4/1/07	153,290
125,000	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (b)	121,911
1,500,000	North Street Referenced Linked Notes 2000-1 Ltd., Class A, 4.393% due
	7/30/10 (b)(c)	787,500
150,000	Rio Tinto Finance USA Ltd., 2.625% due 9/30/08	141,446
500,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due
	12/15/13	467,500
125,000	SLM Corp., Medium-Term Notes, Series A, 3.850% due 1/26/09 (c)	125,397
17,500,000	Targeted Return Index Securities (TRAINS), Series HY-2005-1, 7.651% due
	6/15/15 (b)(c)	18,428,235
125,000	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	123,668
125,000	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (b)	124,053
350,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to
	yield 5.594% due 10/1/15 (d)	255,500
125,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000%
	due 10/1/14	136,562

	Total Diversified Financial Services	26,999,065

Electric — 1.5%
	AES Corp., Senior Notes:
100,000	9.500% due 6/1/09	112,000
1,400,000	7.750% due 3/1/14 (d)	1,533,000
	Calpine Corp.:
11,375,000	Senior Notes, 8.500% due 2/15/11 (d)	7,962,500
1,000,000	Senior Secured Notes, 8.750% due 7/15/13 (b)	750,000
175,000	Calpine Generating Co. LLC, Senior Secured Notes, 12.390% due 4/1/11 (c)(d)	167,125
100,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	98,732
1,000,000	Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	1,060,000
75,000	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	72,789
125,000	Niagara Mohawk Power Corp., First Mortgage Notes, 7.750% due 5/15/06	128,424
150,000	Nisource Finance Corp., Senior Notes, 7.625% due 11/15/05	151,506
782,000	NRG Energy Inc., Senior Secured Notes, 8.000% due 12/15/13	840,650
250,000	Pinnacle West Capital Corp., Senior Notes, 6.400% due 4/1/06	252,927
1,000,000	Reliant Energy Inc., Senior Secured Notes, 9.500% due 7/15/13	1,117,500
325,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due
	12/15/14 (b)	342,875

	Total Electric	14,590,028

Entertainment — 0.5%
325,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)(d)	332,313
875,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.767% due 3/15/14	608,125
450,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	460,125
1,000,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,012,500

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Entertainment (continued)
$ 25,000	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000%
	due 8/1/14 (b)	$24,500
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
300,000	7.125% due 8/15/14	316,500
350,000	6.875% due 2/15/15	363,563
325,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (b)(d)	328,656
500,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	528,750
625,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (d)	651,562
425,000	Six Flags Inc., Senior Notes, 9.625% due 6/1/14 (d)	414,906

	Total Entertainment	5,041,500

Environmental Control — 0.2%
475,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	526,063
	Allied Waste North America Inc.:
	Senior Notes, Series B:
1,000,000	7.375% due 4/15/14 (d)	940,000
75,000	7.250% due 3/15/15 (b)	74,250
217,000	Senior Secured Notes, 9.250% due 9/1/12	237,886

	Total Environmental Control	1,778,199

Food — 0.5%
396,017	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820%
	due 1/2/20	431,906
125,000	Campbell Soup Co., Notes, 6.900% due 10/15/06	128,572
325,000	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	344,500
500,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	552,500
500,000	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07 (d)	495,000
	Dole Food Co. Inc.:
350,000	Debentures, 8.750% due 7/15/13 (d)	388,500
161,000	Senior Notes, 8.875% due 3/15/11 (d)	173,477
125,000	Kellogg Co., Senior Notes, 2.875% due 6/1/08	119,462
200,000	Kraft Foods Inc., Notes, 4.625% due 11/1/06	200,678
125,000	McDonald's Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	129,243
500,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due
	12/1/13	457,500
150,000	Safeway Inc., Senior Notes, 4.800% due 7/16/07 (d)	150,238
125,000	Unilever Capital Corp., Senior Notes, 6.875% due 11/1/05	125,916
625,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	659,375

	Total Food	4,356,867

Forest Products & Paper — 0.4%
440,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	431,200
500,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due
	6/15/14 (d)	482,500
250,000	Bowater Inc., Notes, 6.500% due 6/15/13 (d)	248,125
	Buckeye Technologies Inc.:
150,000	Senior Notes, 8.500% due 10/1/13	155,625
	Senior Subordinated Notes:
400,000	9.250% due 9/15/08 (d)	402,000
75,000	8.000% due 10/15/10	73,125
1,000,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	925,000
1,000,000	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14 (d)	995,000
115,000	Weyerhaeuser Co., 6.125% due 3/15/07	117,493

	Total Forest Products & Paper	3,830,068

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Health Care-Services — 0.6%
$ 250,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	$254,375
300,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (b)(d)	312,000
500,000	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due
	5/1/14	500,000
600,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13 (d)	655,500
	HCA Inc.:
375,000	Debentures, 7.050% due 12/1/27	371,684
	Senior Notes:
142,000	7.125% due 6/1/06	145,322
975,000	6.375% due 1/15/15 (d)	1,002,811
925,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
	8.750% due 6/15/14	1,011,719
150,000	Quest Diagnostics Inc., Senior Notes, 6.750% due 7/12/06	153,186
	Tenet Healthcare Corp., Senior Notes:
650,000	7.375% due 2/1/13 (d)	640,250
375,000	9.875% due 7/1/14	403,125
150,000	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08 (d)	145,441
75,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	76,339

	Total Health Care-Services	5,671,752

Home Builders — 0.0%
100,000	Centex Corp., Notes, 4.750% due 1/15/08 (d)	99,847

Home Furnishings — 0.1%
650,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (d)	695,500

Household Durables — 0.0%
500,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	391,250

Household Products/Wares — 0.1%
125,000	Fortune Brands Inc., 2.875% due 12/1/06	122,119
600,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	639,000

	Total Household Products/Wares	761,119

Insurance — 0.1%
245,000	Chubb Corp., Notes, 6.150% due 8/15/05	245,176
125,000	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06 (d)	123,110
75,000	Marsh & McLennan Cos. Inc., Notes, 3.710% due 7/13/07 (c)	74,517
125,000	MGIC Investment Corp., Senior Notes, 7.500% due 10/15/05	125,882
500,000	Nationwide Life Global Funding I, Notes, 3.568% due 9/28/07 (b)(c)	500,435
150,000	Protective Life Secured Trust, Senior Secured Notes, Medium-Term Notes,
	3.650% due 4/13/07 (c)	150,161
75,000	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	76,341

	Total Insurance	1,295,622

Iron/Steel — 0.0%
275,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	308,688

Leisure Time — 0.2%
625,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due
	3/1/10	634,375
200,000	Carnival Corp., 3.750% due 11/15/07	196,688
250,000	Leslie's Poolmart, Senior Notes, 7.750% due 2/1/13	255,625
325,000	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12 (d)	333,125

	Total Leisure Time	1,419,813

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Lodging — 0.5%
$ 1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14 (d)	$1,038,750
325,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14 (d)	325,000
500,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875%
	due 5/15/12	550,625
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (d)	541,750
203,488	Mandalay Resort Group, Senior Subordinated Notes, 9.375% due 2/15/10 (d)	227,907
	MGM MIRAGE Inc., Senior Notes:
700,000	6.750% due 9/1/12	728,000
575,000	5.875% due 2/27/14 (d)	562,781
625,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16 (d)	646,875
500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	532,500

	Total Lodging	5,154,188

Machinery — 0.1%
600,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (b)	628,500

Media — 1.5%
625,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	647,656
625,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	666,406
	Charter Communications Holdings LLC/Charter Communications Holdings
	Capital Corp.:
1,525,000	Senior Discount Notes, step bond to yield 18.428% due 5/15/11	1,105,625
	Senior Notes:
1,350,000	10.000% due 4/1/09	1,113,750
1,000,000	10.750% due 10/1/09	825,000
700,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375%
	due 4/30/14 (b)	712,250
250,000	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07	242,824
250,000	COX Communications Inc., 7.750% due 8/15/06	258,284
	CSC Holdings Inc.:
225,000	Debentures, Series B, 8.125% due 8/15/09	232,875
375,000	Senior Notes, Series B, 8.125% due 7/15/09 (d)	388,125
	Dex Media Inc., Discount Notes:
750,000	step bond to yield 8.608% due 11/15/13	618,750
1,000,000	step bond to yield 8.873% due 11/15/13	825,000
764,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due
	3/15/13	850,905
475,000	DirecTV Holdings/Finance, Senior Notes, 6.375% due 6/15/15 (b)	476,188
1,000,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	997,500
300,000	Emmis Communications Corp., Senior Notes, 9.314% due 6/15/12 (b)(c)	301,875
500,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due
	6/15/13	547,500
750,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13 (d)	823,125
200,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield
	9.548% due 4/1/13 (d)	153,250
50,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375%
	due 9/1/14 (b)	57,500
125,000	Reed Elsevier Capital Inc., 6.125% due 8/1/06	126,465
600,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12	658,500
625,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due
	3/15/12	648,437
150,000	TCI Communications Inc., Senior Notes, 6.875% due 2/15/06	152,009
150,000	Time Warner Inc., 6.125% due 4/15/06	151,810
100,000	Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	101,062

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Media (continued)
	Young Broadcasting Inc., Senior Subordinated Notes:
$ 325,000	10.000% due 3/1/11 (d)	$308,750
300,000	8.750% due 1/15/14 (d)	264,000

	Total Media	14,255,421

Metal Fabricate-Hardware — 0.1%
225,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	241,875
775,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.895% due
	4/15/14	569,625

	Total Metal Fabricate-Hardware	811,500

Mining — 0.1%
325,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (b)	333,937
150,000	WMC Finance USA, 6.750% due 12/1/06	154,604

	Total Mining	488,541

Miscellaneous Manufacturing — 0.3%
	Cooper Industries Inc.:
125,000	5.250% due 7/1/07	126,441
100,000	Senior Notes, 5.500% due 11/1/09	102,632
352,000	Dover Corp., 6.450% due 11/15/05	354,164
125,000	Honeywell International, Inc., Notes, 6.875% due 10/3/05 (d)	125,612
200,000	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	202,816
475,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)(d)	470,250
1,000,000	Koppers Inc., Senior Secured Notes, 9.875% due 10/15/13	1,095,000
350,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14 (b)	330,750

	Total Miscellaneous Manufacturing	2,807,665

Office Furnishings — 0.1%
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	618,000
575,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes,
	10.250% due 8/15/10	642,562

	Total Office Furnishings	1,260,562

Oil & Gas — 0.4%
255,000	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06 (d)	257,632
	Chesapeake Energy Corp., Senior Notes:
775,000	6.375% due 6/15/15	800,187
75,000	6.625% due 1/15/16 (b)	77,813
500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	513,750
125,000	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	131,937
1,550,000	Petronas Capital Ltd., 7.875% due 5/22/22	1,958,242

	Total Oil & Gas	3,739,561

Oil & Gas Services — 0.0%
75,000	Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07	72,457

Packaging & Containers — 0.5%
500,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	310,000
1,000,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	1,102,500
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500%
	due 8/15/13	643,750
1,250,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	1,265,625
900,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10 (d)	946,125
500,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11 (d)	552,500
	Pliant Corp.:
234,020	Senior Secured Notes, 11.625% due 6/15/09 (b)	254,497
150,000	Senior Subordinated Notes, 13.000% due 6/1/10 (d)	122,250

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Packaging & Containers (continued)
$ 50,000	Stone Container Finance Corp., Senior Notes, 7.375% due 7/15/14 (d)	$47,875

	Total Packaging & Containers	5,245,122

Pharmaceuticals — 0.0%
350,000	Warner Chilcott Corp., 8.750% due 2/1/15 (b)	347,375

Pipelines — 0.7%
250,000	Duke Energy Field Services LLC, Senior Notes, 5.750% due 11/15/06	253,851
	Dynegy Holdings Inc.:
1,725,000	Debentures, 7.125% due 5/15/18	1,681,875
450,000	Senior Secured Notes, 10.125% due 7/15/13 (b)	515,250
	El Paso Corp., Medium-Term Notes:
1,000,000	7.800% due 8/1/31 (d)	1,015,000
1,050,000	7.750% due 1/15/32 (d)	1,068,375
325,000	Holly Energy Partners LP, Senior Notes, 6.250% due 3/1/15 (b)	325,000
1,500,000	Williams Cos. Inc., Senior Notes, 7.750% due 6/15/31 (d)	1,710,000

	Total Pipelines	6,569,351

REITs — 0.3%
1,000,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11 (d)	1,110,000
1,250,000	Host Marriott LP, Senior Notes\, 7.125% due 11/1/13 (d)	1,310,938
500,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11 (d)	533,750
200,000	Vornado Realty LP, Senior Unsecured Notes, 5.625% due 6/15/07	202,516

	Total REITs	3,157,204

Retail — 0.4%
500,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	507,500
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	130,312
500,000	CSK Auto Inc., Senior Subordinated Notes, 7.000% due 1/15/14	483,750
125,000	CVS Corp., Notes, 5.625% due 3/15/06	126,017
550,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12 (d)	591,250
325,000	Eye Care Centers of America Inc., Senior Subordinated Notes, 10.750% due
	2/15/15 (b)	310,375
225,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12 (d)	211,500
150,000	Home Depot Inc., Senior Notes, 5.375% due 4/1/06	151,100
325,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14 (d)	323,781
125,000	Lowe's Cos. Inc., Notes, 7.500% due 12/15/05	126,592
500,000	Rite Aid Corp., Senior Debentures, 6.875% due 8/15/13 (d)	443,750
125,000	Target Corp., Senior Notes, 5.500% due 4/1/07 (d)	127,462
200,000	Toys "R" Us Inc., Senior Notes, 7.375% due 10/15/18 (d)	162,500
500,000	VICORP Restaurants Inc., Senior Notes, 10.500% due 4/15/11 (d)	502,500

	Total Retail	4,198,389

Semiconductors — 0.1%
	Amkor Technology Inc., Senior Notes:
400,000	9.250% due 2/15/08 (d)	380,000
500,000	7.125% due 3/15/11 (d)	438,750

	Total Semiconductors	818,750

Telecommunications — 1.4%
1,000,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (d)	1,065,000
125,000	GTE Corp., Debentures, 6.360% due 4/15/06	126,777
750,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	798,750
150,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (b)(c)	153,750
550,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (b)(d)	380,875
2,000,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,810,000
850,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	958,375

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Telecommunications (continued)
$ 1,450,000	Nextel Communications Inc., Senior Serial Redeemable Notes, 6.875% due
	10/31/13	$1,556,937
50,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14 (d)	53,250
390,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	432,900
2,125,000	Qwest Services Corp., Senior Secured Notes, 14.000% due 12/15/14	2,581,875
625,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.500% due
	3/15/15	685,938
650,000	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	703,625
125,000	SBC Communications Inc., Notes, 5.750% due 5/2/06	126,424
500,000	SpectraSite Inc., Senior Notes, 8.250% due 5/15/10	536,250
250,000	Sprint Capital Corp., 6.000% due 1/15/07	254,795
650,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	728,813
325,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due
	6/15/12	377,000
300,000	Western Wireless Corp., Senior Notes, 9.250% due 7/15/13	343,500

	Total Telecommunications	13,674,834

Textiles — 0.1%
125,000	Cintas Corp., Number 2, 5.125% due 6/1/07 (d)	126,512
425,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14 (d)	400,562

	Total Textiles	527,074

Water — 0.0%
155,000	United Utilities PLC, Notes, 6.450% due 4/1/08	161,762

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $153,606,868)	154,790,417

CONVERTIBLE BONDS & NOTES — 6.7%
Biotechnology — 1.6%
5,000,000	BioMarin Pharmaceuticals Inc., Subordinated Notes, 3.500% due 6/15/08	4,656,250
1,000,000	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	913,750
4,875,000	InterMune Inc., Senior Notes, 0.250% due 3/1/11 (b)	4,107,187
400,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	331,500
3,850,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	3,277,313
1,500,000	Vertex Pharmaceuticals Inc., Senior Subordinated Notes, 5.750% due 2/15/11(b)	1,839,375

	Total Biotechnology	15,125,375

Computers — 0.1%
1,500,000	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09	1,057,500

Environmental Control — 0.4%
4,500,000	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250%
	due 4/15/34	3,937,500

Media — 0.6%
	Charter Communications Inc., Senior Notes, Class A Shares:
690,000	5.875% due 11/16/09 (b)	498,525
60,000	5.875% due 11/16/09	43,350
5,000,000	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	4,981,250

	Total Media	5,523,125

Pharmaceuticals — 0.2%
2,000,000	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07	2,002,500

Pipelines — 0.9%
17,000,000	El Paso Corp., Debentures, zero coupon bond to yield 8.687% due 2/28/21	9,201,250

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Semiconductors — 1.0%
$ 2,000,000	Agere Systems Inc., Subordinated Notes, 6.500% due 12/15/09	$2,015,000
8,500,000	Atmel Corp., Subordinated Notes, zero coupon bond to yield 5.762% due
	5/23/21	4,016,250
3,500,000	Conexant Systems Inc., Subordinated Notes, 4.000% due 2/1/07	3,338,125

	Total Semiconductors	9,369,375

Software — 0.8%
500,000	BEA Systems Inc., Subordinated Notes, 4.000% due 12/15/06 (d)	495,000
4,500,000	i2 Technologies Inc., Subordinated Notes, 5.250% due 12/15/06	4,342,500
2,775,000	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	2,480,156

	Total Software	7,317,656

Telecommunications — 1.0%
8,525,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	7,629,875
2,300,000	Nortel Networks Corp., 4.250% due 9/1/08	2,159,125

	Total Telecommunications	9,789,000

Wireless Telecommunications — 0.1%
2,250,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (e)	1,392,188

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $69,589,979)	64,715,469

ASSET-BACKED SECURITIES — 6.1%
Credit Card — 0.0%
339,685	First Consumers Master Trust, Series 2001-A, Class A, 3.700% due 9/15/08 (c)	337,758

Home Equity — 6.1%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 4.710% due 4/25/34 (c)	1,002,466
	Aegis Asset-Backed Securities Trust:
260,430	Series 2004-2N, Class N1, 4.500% due 4/25/34 (b)	260,068
1,250,000	Series 2004-5, Class M2, 4.680% due 12/25/34 (c)	1,263,096
520,372	Series 2004-5N, 5.000% due 12/25/34 (b)	518,335
1,262,918	Series 2004-6N, 4.750% due 3/25/35 (b)	1,256,011
	Ameriquest Mortgage Securities Inc.:
1,000,000	Series 2003-12, Class M2, 5.160% due 11/25/33 (c)	1,028,232
1,000,000	Series 2004-R08, Class M10, 5.960% due 9/25/34 (b)(c)	932,715
1,000,000	Series 2004-R11, Class M5, 4.660% due 11/25/34 (c)	1,018,794
1,000,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 4.510%
	due 10/25/34 (c)	1,018,870
306,049	AQ Finance NIM Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (b)	304,752
	Argent NIM Trust:
145,375	Series 2004-WN08, Class A, 4.700% due 7/25/34 (b)	145,004
500,000	Series 2004-WN10, Class B, 7.385% due 11/25/34 (b)	500,000
	Argent Securities Inc.:
600,000	Series 2004-W8, Class M10, 6.960% due 5/25/34 (c)	588,428
1,999,999	Series 2004-W8, Class M4, 4.760% due 5/25/34 (c)	2,011,722
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 4.910% due
	1/25/34 (c)	760,627
357,159	Asset-Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1,
	4.450% due 5/26/34 (b)	355,180
	Bayview Financial Acquisition Trust:
850,000	Series 2001-CA, Class M3, 4.710% due 8/25/36 (b)(c)	848,141
712,314	Series 2002-DA, Class M1, 4.310% due 8/25/32 (b)(c)	713,754
2,000,000	Bear Stearns Asset-Backed Securities Inc., Series 2004-HE5, Class M1,
	4.030% due 7/25/34 (c)	2,001,165

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Home Equity (continued)
	Bear Stearns Asset-Backed Securities Inc. NIM Trust:
$ 92,155	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (b)	$91,617
	Series 2004-HE5N:
247,277	Class A1, 5.000% due 7/25/34 (b)	246,479
79,000	Class A2, 5.000% due 7/25/34 (b)	78,444
174,562	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (b)	173,740
	Countrywide Asset-Backed Certificates:
750,000	Series 2003-03, Class M4, 4.860% due 3/25/33 (c)	755,928
367,747	Series 2004-02N, Class N1, 5.000% due 2/25/35 (b)	365,575
410,000	Series 2004-05, Class M4, 4.710% due 6/25/34 (c)	416,109
358,982	Series 2004-05N, Class N1, 5.500% due 10/25/35 (b)	357,734
2,000,000	Series 2004-BC4, Class M2, 4.310% due 10/25/34 (c)	2,003,268
413,774	Credit-Based Asset Servicing and Securitization, Series 2004-AN, Class A,
	5.000% due 9/27/36 (b)	410,152
950,000	CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2,
	4.660% due 11/25/31 (c)	953,673
369,028	Finance America NIM Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (b)	367,069
750,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2,
	Class M4, 4.360% due 3/25/34 (c)	757,086
1,000,000	First Franklin Mortgage Loan Trust NIM, Series 2004-FF10, Class N2,
	6.000% due 11/26/34 (b)(f)	965,200
394,443	First Franklin NIM Trust, Series 2004-FF7A, Class A, 5.000% due 9/27/34 (b)	392,843
	Fremont Home Loan Trust:
1,000,000	Series 2004-01, Class M5, 4.560% due 2/25/34 (c)	1,000,582
2,000,000	Series 2004-B, Class M4, 4.630% due 5/25/34 (c)	2,003,186
875,000	Series 2004-D, Class M5, 4.460% due 11/25/34 (c)	877,915
118,276	Fremont NIM Trust, Series 2004-B, 4.703% due 5/25/34 (b)	118,004
1,005,000	GSAMP Trust, Series 2004-OPT, Class M3, 4.610% due 11/25/34 (c)	1,010,163
899,305	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due
	11/25/34 (b)	826,799
750,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 4.610% due
	11/25/34 (c)	752,029
1,000,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4,
	4.460% due 9/25/34 (c)	1,008,777
	Merrill Lynch Mortgage Investors Inc.:
191,565	Series 2004-WM2N, Class N1, 4.500% due 10/25/05 (b)	190,655
329,327	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (b)	326,112
	Morgan Stanley Asset Backed Securities Capital I:
1,400,000	Series 2004-HE4, Class M2, 4.760% due 5/25/34 (c)	1,400,843
500,000	Series 2004-HE9, Class M6, 4.710% due 11/25/34 (c)	505,157
1,000,000	Series 2004-NC8, Class M4, 4.460% due 9/25/34 (c)	1,004,956
1,000,000	Series 2004-OP1, Class M5, 4.510% due 11/25/34 (c)	1,015,423
	New Century Home Equity Loan Trust:
1,250,000	Series 2001-NC1, Class M2, 4.530% due 6/20/31 (c)	1,255,890
1,500,000	Series 2003-04, Class M2, 5.280% due 10/25/33 (c)	1,535,278
	Novastar Home Equity Loan:
2,000,000	Series 2003-04, Class M2, 5.090% due 2/25/34 (c)	2,042,077
1,000,000	Series 2004-01, Class M4, 4.430% due 6/25/34 (c)	1,002,329
1,250,000	Series 2004-02, Class M5, 4.960% due 9/25/34 (c)	1,271,608
1,000,000	Series 2004-4, Class M4, 4.560% due 3/25/35 (c)	998,751
750,000	Series 2005-02, Class M10, 6.460% due 10/25/35 (c)	682,500
214,530	Novastar NIM Trust, Series 2004-N2, 4.458% due 6/26/34 (b)	213,579
	Option One Mortgage Loan Trust:
1,523,366	Series 2002-02, Class M2, 4.610% due 6/25/32 (c)	1,528,878
1,500,000	Series 2004-02, Class M2, 4.510% due 5/25/34 (c)	1,500,930

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT	SECURITY(a)	VALUE

Home Equity (continued)
	Park Place Securities NIM Trust:
$ 500,000	Series 2004-WWF1, Class B, 6.290% due 1/25/35 (b)	$500,000
808,696	Series 2005-WHQ2, Class A, 5.192% due 5/25/35 (b)	808,690
1,000,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 4.610% due
	11/25/34 (c)	1,004,238
	Sail Net Interest Margin Notes:
162,008	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (b)	162,979
420,425	Series 2004-02A, Class A, 5.500% due 3/27/34 (b)	421,102
	Series 2004-11A:
244,885	Class A2, 4.750% due 1/27/35 (b)	244,205
314,453	Class B, 7.500% due 1/27/35 (b)	309,540
526,804	Series 2004-4A, Class A, 5.000% due 4/27/34 (b)	526,843
363,446	Series 2004-5A, Class A, 4.500% due 6/27/34 (b)	363,191
378,180	Series 2004-8A, Class A, 5.000% due 9/27/34 (b)	376,247
419,538	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	383,615
	Series 2004-BN2A:
545,247	Class A, 5.000% due 12/27/34 (b)	544,563
412,963	Class B, 7.000% due 12/27/34 (b)	400,058
	Series 2005-1A:
132,846	Class A, 4.250% due 2/27/35 (b)	132,335
350,612	Class B, 7.500% due 2/27/35 (b)	345,243
	Sharp SP I LLC, NIM Trust:
453,204	Series 2004-HS1N, 5.920% due 2/25/34 (b)	446,248
357,711	Series 2004-OP1N, 5.190% due 4/25/34 (b)	357,503
382,716	Series 2005-HE1N, 5.190% due 2/25/35 (b)	382,236
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2,
	5.310% due 10/25/33 (c)	1,521,283

	Total Home Equity	58,164,817

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $58,352,799)	58,502,575

MORTGAGE-BACKED SECURITIES — 2.4%
FHLMC — 1.9%
	FHLMC, Gold:
600,129	8.500% due 9/1/25	655,327
17,205,877	6.000% due 9/1/32-2/1/34	17,584,410

	TOTAL FHLMC	18,239,737

FNMA — 0.5%
	FNMA:
2,299,326	8.000% due 12/1/12	2,431,012
1,980,171	5.500% due 4/1/35	1,991,663

	TOTAL FNMA	4,422,675

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $22,672,348)	22,662,412

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
	Commercial Mortgage Pass-Through Certificates:
2,000,000	Series 2002-FL6, Class E, 4.388% due 6/14/14 (b)(c)	2,008,969
236,006	Series 2003-FL9, Class E, 4.390% due 11/15/15 (b)(c)	237,306
	Federal Home Loan Mortgage Corp. (FHLMC):
277,952	Series 2764, Class DT, 6.000% due 3/15/34 (c)	267,185
790,888	Series 2780, Class SL PAC, 6.000% due 4/15/34 (c)	802,004
721,590	Homestar NIM Trust, Series 2004-6, Class A1, 5.500% due 1/25/35 (b)	722,492
1,449,846	Impac CMB Trust, Series 2004-04, Class 2M2, 4.960% due 9/25/34 (c)	1,454,299
1,000,000	Merit Securities Corp., Series 11PA, Class B2, 4.981% due 9/28/32 (b)(c)	975,017

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†		SECURITY(a)	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		MLCC Mortgage Investors Inc.:
$ 750,000		Series 2004-A, Class B2, 4.380% due 4/25/29 (c)	$749,399
1,000,000		Series 2004-B, Class B2, 4.340% due 5/25/29 (c)	1,006,539

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $8,175,286)	8,223,210

SOVEREIGN BONDS — 13.9%
Argentina — 0.5%
		Republic of Argentina:
437,000	EUR	10.250% due 1/26/07	159,276
8,201,438	ARS	5.830% due 12/31/33	3,355,256
1,775,000		Discount Bonds, 3.010% due 8/3/12 (c)	1,606,375

		Total Argentina	5,120,907

Brazil — 3.3%
		Federative Republic of Brazil:
2,125,000		10.125% due 5/15/27	2,422,500
4,755,000		12.250% due 3/6/30	6,217,163
3,950,000		11.000% due 8/17/40	4,643,225
6,755,151		C Bonds, 8.000% due 4/15/14	6,854,283
1,200,000		Collective Action Securities, 8.000% due 1/15/18	1,222,800
10,417,781		DCB, Series L,, 4.313% due 4/15/12 (c)	10,088,970

		Total Brazil	31,448,941

Bulgaria — 0.2%
1,125,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	1,395,000

Chile — 0.2%
2,000,000		Republic of Chile, 5.500% due 1/15/13	2,091,609

Colombia — 0.8%
		Republic of Colombia:
385,000		10.750% due 1/15/13	457,187
4,300,000		8.125% due 5/21/24	4,278,500
1,950,000		Medium-Term Notes, 11.750% due 2/25/20	2,539,875

		Total Colombia	7,275,562

Ecuador — 0.2%
		Republic of Ecuador:
190,000		12.000% due 11/15/12 (b)	187,150
1,385,000		step bond to yield 12.573% due 8/15/30 (b)	1,198,025

		Total Ecuador	1,385,175

El Salvador — 0.1%
1,175,000		Republic of El Salvador, 7.750% due 1/24/23 (b)	1,324,813

Malaysia — 0.1%
		Federation of Malaysia:
350,000		8.750% due 6/1/09	400,268
225,000		7.500% due 7/15/11	257,290

		Total Malaysia	657,558

Mexico — 3.0%
		United Mexican States:
650,000		11.375% due 9/15/16	953,875
7,770,000		8.125% due 12/30/19	9,393,930
		Medium-Term Notes, Series A:
1,000,000		6.375% due 1/16/13	1,059,750

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†	SECURITY(a)	VALUE

Mexico (continued)
$ 425,000	5.875% due 1/15/14	$436,688
10,800,000	6.625% due 3/3/15	11,691,000
3,425,000	8.000% due 9/24/22	4,132,262
1,340,000	7.500% due 4/8/33	1,539,660

	Total Mexico	29,207,165

Panama — 0.5%
	Republic of Panama:
700,000	7.250% due 3/15/15	761,600
1,915,000	9.375% due 1/16/23	2,384,175
1,625,000	8.875% due 9/30/27	1,954,062

	Total Panama	5,099,837

Peru — 0.6%
	Republic of Peru:
380,000	9.125% due 2/21/12	449,730
1,900,000	9.875% due 2/6/15	2,365,500
3,019,500	FLIRB, 5.000% due 3/7/17 (c)	2,883,622

	Total Peru	5,698,852

Philippines — 0.7%
	Republic of the Philippines:
2,625,000	9.000% due 2/15/13	2,757,825
375,000	8.250% due 1/15/14	378,750
2,175,000	10.625% due 3/16/25	2,413,489
625,000	9.500% due 2/2/30	630,656

	Total Philippines	6,180,720

Russia — 1.9%
700,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked
	Notes, Series C, 9.600% due 10/25/14 (b)(d)	902,300
15,935,000	Russian Federation, step bond to yield 1.074% due 3/31/30 (b)	17,687,850

	Total Russia	18,590,150

South Africa — 0.2%
	Republic of South Africa:
250,000	9.125% due 5/19/09	286,500
1,825,000	6.500% due 6/2/14	1,984,688

	Total South Africa	2,271,188

Turkey — 0.7%
	Republic of Turkey:
200,000	11.750% due 6/15/10	248,250
725,000	11.500% due 1/23/12	925,281
4,150,000	11.000% due 1/14/13	5,249,750
225,000	11.875% due 1/15/30	320,794

	Total Turkey	6,744,075

Ukraine — 0.2%
	Republic of Ukraine:
606,694	11.000% due 3/15/07 (b)	638,545
1,375,000	7.650% due 6/11/13 (b)	1,514,219

	Total Ukraine	2,152,764

Uruguay — 0.1%
	Republic of Uruguay, Benchmark Bonds:
575,000	7.250% due 2/15/11	586,500

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†	SECURITY(a)	VALUE

Uruguay (continued)
$ 750,000	7.500% due 3/15/15	$742,500

	Total Uruguay	1,329,000

Venezuela — 0.6%
	Bolivarian Republic of Venezuela:
2,475,000	5.375% due 8/7/10 (b)	2,324,644
1,050,000	8.500% due 10/8/14	1,089,375
1,900,000	Collective Action Securities, 10.750% due 9/19/13	2,208,750

	Total Venezuela	5,622,769

	TOTAL SOVEREIGN BONDS
	(Cost — $127,663,428)	133,596,085

LOAN PARTICIPATIONS — 0.1%(c)(g)
Morocco — 0.0%
278,056	Kingdom of Morocco, Tranche A, 3.813% due 1/2/09 (JPMorgan Chase &
	Co.)	275,970

United States — 0.1%
1,000,000	UPC Broadband Inc. Term Loan, Tranche H2, 6.254% due 3/15/12 (Bank of
	America)	1,008,334

	TOTAL LOAN PARTICIPATIONS
	(Cost — $1,275,787)	1,284,304

SHARES	SECURITY(a)	VALUE

COMMON STOCK — 41.8%
CONSUMER DISCRETIONARY — 4.4%
Hotels, Restaurants & Leisure — 0.5%
13,000	Ctrip.com International Ltd., ADR	720,265
72,800	McDonald's Corp.	2,269,176
25,000	Outback Steakhouse Inc.	1,164,500

		4,153,941

Household Durables — 0.3%
117,400	Newell Rubbermaid Inc. (d)	2,919,738

Media — 2.9%
88,100	Cablevision Systems Corp., New York Group, Class A Shares*	2,728,457
425,000	Charter Communications Inc., Class A Shares (d)*	573,750
22,800	Comcast Corp., Class A Shares*	700,644
17,240	Discovery Holding Co., Class A Shares*	246,015
178,800	EchoStar Communications Corp., Class A Shares*	5,135,136
156,500	Interpublic Group of Cos. Inc. (d)*	1,956,250
57,575	Liberty Global Inc., Class A Shares*	2,731,358
172,400	Liberty Media Corp., Class A Shares*	1,515,396
181,100	News Corp., Class B Shares (d)	3,140,274
8,400	NTL Inc. (d)*	559,692
25,000	Regal Entertainment Group, Class A Shares	482,750
345,800	SES Global, FDR	5,427,307
140,500	Time Warner Inc.	2,391,310

		27,588,339

Multiline Retail — 0.3%
56,100	J.C. Penney Co. Inc.	3,149,454

Specialty Retail — 0.3%
20,000	Best Buy Co. Inc.	1,532,000
30,000	Sherwin-Williams Co.	1,428,300

		2,960,300

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY(a)	VALUE

CONSUMER DISCRETIONARY (continued)
Textiles, Apparel & Luxury Goods — 0.1%
15,000	NIKE Inc., Class B Shares	$1,257,000

	TOTAL CONSUMER DISCRETIONARY	42,028,772

CONSUMER STAPLES — 2.3%
Beverages — 0.2%
25,000	PepsiCo Inc.	1,363,250

Food & Staples Retailing — 0.7%
40,000	CVS Corp.	1,241,200
162,600	Kroger Co.*	3,227,610
53,000	Wal-Mart Stores Inc.	2,615,550

		7,084,360

Food Products — 0.5%
39,100	Kellogg Co.	1,771,621
50,000	McCormick & Co. Inc., Non Voting Shares	1,739,000
75,000	Sara Lee Corp.	1,494,750

		5,005,371

Household Products — 0.3%
46,300	Kimberly-Clark Corp.	2,952,088

Tobacco — 0.6%
78,000	Altria Group Inc.	5,222,880

	TOTAL CONSUMER STAPLES	21,627,949

ENERGY — 6.6%
Energy Equipment & Services — 2.3%
30,900	BJ Services Co.	1,884,591
137,700	ENSCO International Inc.	5,560,326
58,900	GlobalSantaFe Corp.	2,649,911
71,500	Halliburton Co.	4,007,575
55,300	Nabors Industries Ltd.*	3,619,385
29,900	National-Oilwell Varco Inc.*	1,565,265
105,000	Pride International Inc.*	2,732,100

		22,019,153

Oil, Gas & Consumable Fuels — 4.3%
82,500	Arlington Tankers Ltd. (d)	1,913,175
35,300	BP PLC, Sponsored ADR	2,325,564
104,600	Canadian Natural Resources Ltd.	4,349,268
87,200	Marathon Oil Corp.	5,088,992
225,414	Nexen Inc.	8,385,401
127,000	OPTI Canada Inc.*	3,066,732
17,600	Suncor Energy Inc.	860,640
87,480	Total SA, Sponsored ADR (d)	10,935,000
190,400	Williams Cos. Inc.	4,044,096

		40,968,868

	TOTAL ENERGY	62,988,021

FINANCIALS — 12.3%
Capital Markets — 0.5%
6,600	Goldman Sachs Group Inc.	709,368
15,900	Legg Mason Inc.	1,624,185
8,000	Lehman Brothers Holdings Inc.	841,040
35,600	Merrill Lynch & Co. Inc.	2,092,568

		5,267,161

Commercial Banks — 1.1%
92,952	Bank of America Corp.	4,052,707
24,700	Comerica Inc.	1,509,170
16,500	Wachovia Corp.	831,270
53,800	Wells Fargo & Co.	3,300,092

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY(a)	VALUE

Commercial Banks (continued)
13,000	Zions Bancorporation	$929,240

		10,622,479

Consumer Finance — 0.9%
16,100	American Express Co.	885,500
95,032	Capital One Financial Corp.	7,840,140

		8,725,640

Diversified Financial Services — 0.2%
41,840	JPMorgan Chase & Co.	1,470,258

Insurance — 0.9%
26,800	AFLAC Inc.	1,208,680
24,300	American International Group Inc.	1,462,860
8	Berkshire Hathaway Inc., Class A Shares*	668,000
30,800	Chubb Corp.	2,735,656
8,000	Hartford Financial Services Group Inc.	644,560
15,300	IPC Holdings Ltd.	618,885
14,200	PartnerRe Ltd.	920,444
17,250	Willis Group Holdings Ltd. (d)	572,010

		8,831,095

Real Estate — 8.1%
19,300	Alexandria Real Estate Equities Inc.	1,552,685
65,200	AMB Property Corp.	2,998,548
155,000	American Financial Realty Trust	2,232,000
7,400	Apartment Investment and Management Co., Class A Shares	325,600
62,100	Archstone-Smith Trust	2,639,250
60,000	Arden Realty Group Inc.	2,395,800
25,000	Ashford Hospitality Trust Inc.	297,250
31,900	Avalonbay Communities Inc.	2,793,164
46,500	BioMed Realty Trust Inc.	1,182,495
17,200	Boston Properties Inc.	1,309,780
12,400	BRE Properties Inc., Class A Shares (d)	556,760
66,800	CarrAmerica Realty Corp.	2,594,512
12,000	Developers Diversified Realty Corp.	584,040
20,900	Duke Realty Corp.	709,764
218,000	Equity Office Properties Trust	7,728,100
50,200	Equity Residential	2,028,080
29,800	Federal Realty Investment Trust	1,946,238
67,400	General Growth Properties Inc.	3,099,052
46,000	Global Signal Inc. (d)	1,973,400
22,500	Gramercy Capital Corp.	594,900
57,900	Heritage Property Investment Trust	2,153,880
27,000	Highwoods Properties Inc.	854,550
90,000	iStar Financial Inc.	3,851,100
12,400	Kimco Realty Corp.	814,184
70,000	Liberty Property Trust	3,141,600
7,400	Macerich Co.	519,628
100,000	Maguire Properties Inc.	2,995,000
105,000	New Plan Excel Realty Trust Inc. (d)	2,874,900
7,200	Pan Pacific Retail Properties Inc.	500,472
60,000	Prentiss Properties Trust	2,428,200
106,300	ProLogis	4,843,028
39,200	PS Business Parks Inc.	1,820,056
21,000	Public Storage Inc.	1,401,750
26,393	Reckson Associates Realty Corp.	926,922
34,500	Simon Property Group Inc.	2,751,030
45,900	SL Green Realty Corp.	3,199,230
25,000	United Dominion Realty Trust Inc.	636,250
26,900	Vornado Realty Trust	2,384,416

		77,637,614

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY(a)	VALUE

FINANCIALS (continued)
Thrifts & Mortgage Finance — 0.6%
54,950	Freddie Mac	$3,477,236
36,300	Golden West Financial Corp.	2,363,856

		5,841,092

	TOTAL FINANCIALS	118,395,339

HEALTH CARE — 4.7%
Biotechnology — 0.9%
74,400	Abgenix Inc. (d)*	771,528
42,000	Amgen Inc.*	3,349,500
87,400	CuraGen Corp. (d)*	554,116
28,400	CV Therapeutics Inc.*	800,028
13,700	Genentech Inc.*	1,223,821
7,100	InterMune Inc. (d)*	107,423
16,300	OSI Pharmaceuticals Inc.*	673,190
34,600	Protein Design Labs Inc. (d)*	788,534
42,700	Telik Inc. (d)*	725,900

		8,994,040

Health Care Equipment & Supplies — 1.0%
47,400	DJ Orthopedics Inc. (d)*	1,162,722
13,100	Fisher Scientific International Inc.*	878,355
47,900	Guidant Corp.	3,295,520
47,300	Zimmer Holdings Inc.*	3,895,628

		9,232,225

Health Care Providers & Services — 1.1%
36,300	Aetna Inc.	2,809,620
39,600	Coventry Health Care Inc.*	2,800,908
64,500	WellPoint Inc.*	4,562,730

		10,173,258

Pharmaceuticals — 1.7%
39,200	Connetics Corp. (d)*	733,432
64,200	GlaxoSmithKline PLC, Sponsored ADR	3,045,648
35,100	Novartis AG, Sponsored ADR	1,709,721
93,400	Pfizer Inc.	2,475,100
23,900	Sanofi-Aventis	2,068,316
46,100	Sanofi-Aventis, ADR	1,996,130
66,800	Sepracor Inc.*	3,496,980
22,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	715,920

		16,241,247

	TOTAL HEALTH CARE	44,640,770

INDUSTRIALS — 3.4%
Aerospace & Defense — 1.2%
116,400	Boeing Co.	7,683,564
90,000	Raytheon Co.	3,539,700

		11,223,264

Building Products — 0.2%
52,800	American Standard Cos. Inc.	2,337,984

Commercial Services & Supplies — 0.2%
35,700	Avery Dennison Corp.	2,023,119

Construction & Engineering — 0.4%
150,800	Chicago Bridge & Iron Co. NV, New York Shares (d)	4,214,860

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY(a)	VALUE

INDUSTRIALS (continued)
Industrial Conglomerates — 1.2%
259,800	General Electric Co.	$8,963,100
30,100	Textron Inc.	2,232,517

		11,195,617

Machinery — 0.2%
41,300	Navistar International Corp.*	1,410,395

Trading Companies & Distributors — 0.0%
9,600	MSC Industrial Direct Co. Inc., Class A Shares	371,424

	TOTAL INDUSTRIALS	32,776,663

INFORMATION TECHNOLOGY — 3.0%
Communications Equipment — 1.3%
158,085	ADC Telecommunications Inc.*	4,132,342
56,451	Comverse Technology Inc.*	1,427,646
141,000	Nokia Oyj, Sponsored ADR	2,248,950
1,641,100	Nortel Networks Corp.*	4,316,093

		12,125,031

Computers & Peripherals — 0.1%
18,500	Lexmark International Inc., Class A Shares*	1,159,950

Internet Software & Services — 0.2%
133,900	Digitas Inc. (d)*	1,510,392
21,900	SINA Corp.*	609,039

		2,119,431

IT Services — 0.1%
50,000	Wright Express Corp.*	1,049,000

Semiconductors & Semiconductor Equipment — 0.7%
25,000	Applied Materials Inc.	461,500
20,000	ASML Holding NV, NY Registered Shares*	352,000
24,000	Intel Corp.	651,360
128,000	Maxim Integrated Products Inc.	5,359,360

		6,824,220

Software — 0.6%
13,000	Cognos Inc.*	508,560
12,000	Mercury Interactive Corp.*	472,440
175,400	Microsoft Corp.	4,491,994

		5,472,994

	TOTAL INFORMATION TECHNOLOGY	28,750,626

MATERIALS — 1.2%
Chemicals — 0.6%
61,700	Air Products & Chemicals Inc.	3,687,192
46,700	E.I. du Pont de Nemours & Co.	1,993,156

		5,680,348

Containers & Packaging — 0.1%
20,000	Sealed Air Corp.*	1,061,200

Metals & Mining — 0.5%
153,400	Barrick Gold Corp.	3,758,300
56,200	Compass Minerals International Inc. (d)	1,430,290

		5,188,590

	TOTAL MATERIALS	11,930,138

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY(a)	VALUE

TELECOMMUNICATION SERVICES — 2.5%
Diversified Telecommunication Services — 1.1%
34,300	ALLTEL Corp.	2,280,950
276,800	Citizens Communications Co.	3,637,152
50,800	New Skies Satellites Holdings Ltd.	$1,051,560
60,000	Sprint Corp.	1,614,000
107,600	Telewest Global Inc.*	2,403,784

		10,987,446

Wireless Telecommunication Services — 1.4%
174,300	Dobson Communications Corp., Class A Shares (d)*	1,228,815
169,600	Nextel Communications Inc., Class A Shares*	5,902,080
75,300	SpectraSite Inc.*	6,152,010

		13,282,905

	TOTAL TELECOMMUNICATION SERVICES	24,270,351

UTILITIES — 1.4%
Electric Utilities — 0.3%
100,000	ITC Holdings Corp.	2,800,000

Independent Power Producers & Energy Traders — 0.6%
150,000	AES Corp.*	2,407,500
79,000	NRG Energy Inc. (d)*	3,029,650

		5,437,150

Multi-Utilities — 0.5%
123,300	Sempra Energy	5,240,250

	TOTAL UTILITIES	13,477,400

	TOTAL COMMON STOCK
	(Cost — $345,783,253)	400,886,029

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Auto Components — 0.0%
14,000	Delphi Trust I, 8.250% (d)
	(Cost — $368,200)	280,000

CONVERTIBLE PREFERRED STOCK — 2.8%
ENERGY — 0.2%
Energy Equipment & Services — 0.2%
38,000	Hanover Compressor Capital Trust, 7.250% Preferred Securities (d)	1,990,250

FINANCIALS — 2.4%
Commercial Banks — 0.4%
60,000	Commerce Capital Trust II, 5.950% Preferred Securities	3,877,500

Real Estate — 1.3%
167,000	Host Marriott Finance Trust, 6.750% Quarterly Income Preferred Securities	10,187,000
39,000	Simon Property Group Inc., 6.000% (d)	2,594,670

		12,781,670

Thrifts & Mortgage Finance — 0.7%
140,000	Sovereign Capital Trust IV, 4.375% Contingent Trust Preferred Income
	Equity Redeeemable Securities	6,527,500

	TOTAL FINANCIALS	23,186,670

TELECOMMUNICATION SERVICES — 0.2%
Wireless Telecommunication Services — 0.2%
11,300	Dobson Communications Corp., 6.000% Cumulative, Series F (d)	1,925,237

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost — $25,062,106)	27,102,157

See Notes to Schedule of Investments

SALOMON BROTHERS CAPITAL AND INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

CONTRACTS	SECURITY(a)	VALUE

PURCHASED OPTION — 0.1%
Purchased Put — 0.1%
2,100	S & P 500 Index, Put @ 1,150, expires 9/17/05
	(Cost — $2,510,928)	$525,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $815,060,982)	872,567,658

SHORT-TERM INVESTMENTS — 9.1%
Repurchase Agreement — 0.9%
$ 8,473,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05
	with Goldman Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity -
	$8,475,330 ; (Fully collateralized by various U.S. Treasury obligations,
	0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $8,642,478)
	(Cost — $8,473,000)	8,473,000

SHARES	SECURITY(a)	VALUE

Securities Purchased from Securities Lending Collateral — 8.2%
78,585,562	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $78,585,562)	78,585,562

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $87,058,562)	87,058,562

	TOTAL INVESTMENTS — 100.0% (Cost — $902,119,544#)	$959,626,220

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise indicated.
(a)	All securities (except those on loan) are segregated as collateral pursuant to revolving credit facility.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)	All or a portion of this security is on loan.
(e)	This security is exchangeable for Sprint Nextel Corp. common stock- Series I or cash based on the value of that stock.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g)	Participation interest was acquired through the financial institutions indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
ARS- Argentine Peso
C Bond- Capitalization Bond
DCB - Debt Conversion Bond
EUR - Euro
FDR - Foreign Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front-Loaded Interest Reduction Bonds
FNMA - Federal National Mortgage Association
MASTR - Mortgage Asset Securitization Transactions Inc.
MTN - Medium-Term Note
NIM - Net Interest Margin
PAC - Planned Amortization Class
Term - Term Loan

See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of thst market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation and any other persons interpositioned between the Fund and borrow. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk with Emerging Debt. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$76,292,440
Gross unrealized depreciation	(18,785,764)

Net unrealized appreciation	$57,506,676

At July 31, 2005, the Fund held purchased put options with a total cost of $2,510,928 and a total market value of $525,000.

At July 31, 2005, the Fund loaned securities having a market value of $76,917,290. The Fund received cash collateral amounting to $78,585,562 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At July 31, 2005, the Fund held loan participations with a total cost of $1,275,787 and a total market value of $1,284,304.

3. Loan

At July 31, 2005, the Fund had a $220,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent of the credit facility. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses.

In the course of discussions with the Securities and Exchange Commission regarding modifying the exemptive relief that CNA and the Fund rely upon for this type of financing, interpretive issues arose with respect to the existing relief. The Fund cannot predict the outcome of these discussions. If the Fund is required to seek alternate financing sources, its cost of borrowing may increase.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital and Income Fund Inc.

By

R. Jay Gerken
Chief Executive Officer

Date	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

R. Jay Gerken
Chief Executive Officer

Date	September 29, 2005

By

Frances M. Guggino
Chief Financial Officer

Date	September 29, 2005